1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.0%
Automotive: Parts and Accessories  — 4.7%
127,500 Dana Inc. ................................................. $ 2,186,625
Building and Construction  — 1.7%
6,000 Herc Holdings Inc. .................................... 790,140
Computer Software and Services  — 0.6%
1,500 Alphabet Inc., Cl. C ................................... 266,085
Diversified Industrial  — 1.2%
55,000 Huntsman Corp. ....................................... 573,100
Energy and Utilities  — 31.1%
222,500 Energy Transfer LP ................................... 4,033,925
120,000 Enterprise Products Partners LP ............... 3,721,200
117,500 Kimbell Royalty Partners LP ..................... 1,640,300
65,000 Kinder Morgan Inc. ................................... 1,911,000
35,000 New Fortress Energy Inc. .......................... 116,200
27,500 TXNM Energy Inc. .................................... 1,548,800
170,000 XPLR Infrastructure LP ............................. 1,394,000
14,365,425
Financial Services  — 6.1%
14,000 Apollo Global Management Inc. ................ 1,986,180
6,000 Morgan Stanley ........................................ 845,160
2,831,340
Food and Beverage  — 5.9%
106,800 Maple Leaf Foods Inc. .............................. 2,225,017
7,500 Mondelēz International Inc., Cl. A .............. 505,800
2,730,817
Health Care  — 4.2%
2,000 AbbVie Inc. .............................................. 371,240
22,500 Option Care Health Inc.† ........................... 730,800
35,000 Pfizer Inc. ................................................ 848,400
1,950,440
Metals and Mining  — 2.2%
17,000 Newmont Corp. ........................................ 990,420
Real Estate Investment Trusts  — 23.7%
135,000 Blackstone Mortgage Trust Inc., Cl. A ........ 2,598,750
315,000 Franklin BSP Realty Trust Inc. ................... 3,367,350
6,000 Simon Property Group Inc. ....................... 964,560
122,500 VICI Properties Inc. .................................. 3,993,500
10,924,160
Telecommunications  — 11.6%
132,000 AT&T Inc. ................................................. 3,820,080
93,184 ATN International Inc. ............................... 1,514,240
4,000 GCI Liberty Inc., Escrow†(a) ..................... 0
5,334,320
TOTAL COMMON STOCKS .................. 42,942,872
Shares
Market
Value
PREFERRED STOCKS  — 7.0%
Diversified Industrial  — 1.3%
25,018 Steel Partners Holdings LP, Ser. A,
6.000%, 02/07/26 ................................. $ 611,440
Financial Services  — 3.8%
40,199 Compass Diversified Holdings, Ser. A,
7.250% ................................................ 672,529
5,000 Compass Diversified Holdings, Ser. B,
7.875% ................................................ 92,900
46,168 DigitalBridge Group Inc., Ser. H, 7.125% ... 966,296
1,731,725
Real Estate Investment Trusts  — 0.8%
16,288 Chimera Investment Corp., Ser. A, 8.000% 362,408
Retail  — 1.1%
73,786 QVC Group Inc., 8.000%, 03/15/31 ........... 506,910
TOTAL PREFERRED STOCKS ............... 3,212,483
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0%
(Cost $33,819,782) ............................... $ 46,155,355
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.

The Gabelli Focused Growth and Income Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
As of June 30, 2025, options written outstanding were as follows:
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.0)%
VICI Properties Inc. 100 USD 326,000 USD 35.00 09/19/25 $ 2,000
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 2,000
TOTAL OPTIONS WRITTEN $ 2,000